PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4:PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2018	2019

Prepaid expenses	$2,879	$5,002
Hedging transaction assets	1,014	802
Government authorities	1,452	1,162
Deferred commissions and other current assets	1,004	1,440

	$6,349	$8,406